EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 - Schedule 2

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xxx	xxx	2173135		xxx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/02/2026
xxx	xxx	2155474	xxx	Texas	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R
COMMENT:   As per guidelines, the two most recent months of bank statements are required. However, for xxx #xxx, only the statement dated xxx is available in the loan package. Provide a copy of a xxx or latest available bank statement to meet guideline requirements.

04/01/2026 Countered: Require minimum two months of bank statement as per the guideline.

04/02/2026:  Resolved.  Using xxx #xxx for reserves.

*** (CURED) Required Documentation Missing - EV R
COMMENT:   DSCR and Reserves calculation does not reflects Property address. Provide a copy of DSCR and reserves calculation that reflects the property address.

04/01/2026: Resolved. Received corrected DSCR & reserves calculation with address	*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   Borrower has an unsettled collection account. Guidelines require any collection account #xxx to be paid in full prior to closing.

A copy of an exception approval letter is available in the loan file.	FICO: xxx FICO exceeds the guideline requirement of 660.

DSCR: 1.46 DSCR exceeds the guideline requirement of 075.

Reserves: The 25 months of available reserves are more than the guideline requirement of 6 months.

The only derogatory item across all three credit bureaus is this disputed charge-off, which is reporting only by Experian.

																			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	04/02/2026
xxx	xxx	2151574	xxx	Texas	Not Covered/Exempt	2	2	2	1	1	No	No	*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   xxx (Guarantor #3) has a medical collection reported on his credit file. He has paid and settled the debt directly with the hospital, bypassing the medical collection agency that is reporting the account.The credit bureau is currently in the process of updating the record to reflect the settlement.

A copy of an exception approval letter is available in the loan file.	There are 3 Primary Guarantor on this loan- the first two qualifying middle score’s are xxx (xxx) & xxx (xxx). xxx has a xxx.

The collection is stemming from disputed medical bills, and no other derogatory marks appear on the credit report.

																		Loan is a cash-out refinance of approximately xxx (owned free and clear).	Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	03/30/2026
xxx	xxx	2160483		xxx	Kentucky	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx			4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	04/10/2026
xxx	xxx	2155475		xxx	Pennsylvania	Not Covered/Exempt	1	1	1	1	1	No	No						Mid Rise Condo (5-8 Stories)	xxx	xxx	xxx	Investor	Purchase	xxx		XXXX	5		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	DSCR	QC Complete	04/01/2026
xxx	xxx	2163822		xxx	New Jersey	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx			40		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	04/17/2026
xxx	xxx	2163821	xxx	Kentucky	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R
COMMENT:   Provide final application for borrower1 date of birth, however credit report & DL reflecting as xxx, final 1003 reflecting as xxx.
																05/06/2026: Resolved. Received updated 1003			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/04/2026
xxx	xxx	2160484		xxx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Refinance	xxx		XXXX	6		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	04/28/2026
xxx	xxx	2167211		xxx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing hazard insurance (final EOI). 05/06/2026: Resolved. Received HOI			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/01/2026
xxx	xxx	2173131		xxx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/05/2026
xxx	xxx	2173132		xxx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	06/02/2026
xxx	xxx	2167212	xxx	Kentucky	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R
COMMENT:   Provide a signed application reflecting the updated declaration for Co-Borrower xxx, changing the U.S. citizenship status from “No” to “Yes.”

																05/06/2026: Resolved. Received updated 1003.			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/01/2026
xxx	xxx	2173133		xxx	Kentucky	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/12/2026
xxx	xxx	2167213		xxx	Kentucky	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx			4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/19/2026
xxx	xxx	2167214		xxx	Kentucky	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xxx	xxx	xxx	Investor	Cash Out	xxx			4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/19/2026
xxx	xxx	2167215		xxx	Kentucky	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Refinance	xxx		XXXX	4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	05/19/2026
xxx	xxx	2173134		xxx	Kentucky	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Page 1 of the appraisal reflects 0.0 bathroom(s); however, the interior photos indicate the presence of 1 bathroom. Please provide a revised appraisal correcting the bathroom count. 06/02/2026: Resolved. .. Appraiser stated in the Improvements section that the first floor does not have a kitchen or bath. The lower level has the kitchen and bath.			Single Family	xxx	xxx	xxx	Investor	Refinance	xxx			4		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	05/28/2026